Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document Document And Entity Information [Abstract]
Entity Registrant Name	Hi-Crush Partners LP
Entity Central Index Key	0001549848
Trading Symbol	HCLP
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1
Amendment Flag	false